Financing Arrangements (Details) In Millions, unless otherwise specified									3 Months Ended
	Mar. 29, 2015 USD ($)	Dec. 28, 2014 USD ($)	Aug. 29, 2014 AUD	Mar. 29, 2015 United States of America, Dollars USD ($)	May 28, 2014 United States of America, Dollars USD ($)	Aug. 29, 2014 New Zealand, Dollars NZD	Mar. 29, 2015 Euro Member Countries, Euro EUR (€)	Mar. 29, 2015 United Kingdom, Pounds GBP (£)	Mar. 29, 2015 Maximum Euro Member Countries, Euro
Securitization or Asset-backed Financing Arrangement, Financial Asset for which Transfer is Accounted as Sale [Line Items]
Amount of accounts receivable securitization program					$ 175	50	€ 35	£ 90
Accounts Receivables Securitization Program, Cash Consideration, Percent									95.00%
Amount of amended accounts receivable securitization program				150
Trade receivables sold without recourse			70
Receivables derecognized under receivable securitization program	264	284
Fair value of deferred purchase price	$ 153	$ 161